Cash flow information	9 Months Ended
Mar. 31, 2019
Statement Of Cash Flows [Abstract]
Cash flow information

7. Cash flow information

(in U.S. dollars, in thousands)
(a) Reconciliation of cash and cash equivalents	As of March 31, 2019	As of March 31, 2018
Cash at bank	69,960	58,980
Deposits at call	425	559
	70,385	59,539

(in U.S. dollars, in thousands)
(b) Reconciliation of net cash flows used in operations with loss after income tax	Nine months ended March 31, 2019	Nine months ended March 31, 2018
Loss for the period	(69,073)	(14,456)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization	1,629	2,064
Foreign exchange gains	(175)	(497)
Finance costs	5,214	181
Remeasurement of borrowing arrangements	376	—
Remeasurement of contingent consideration	3,352	(7,880)
Payment for services rendered in shares	620	—
Equity settled share-based payment	3,217	5,289
Deferred tax benefit	(5,778)	(29,641)
Change in operating assets and liabilities:
(Increase)/decrease in trade and other receivables	5,543	(6,690)
(Increase)/decrease in prepayments	1,682	84
Decrease/(increase) in tax assets	1,728	(1,423)
Increase/(decrease) in trade creditors and accruals	1,130	(1,547)
Increase/(decrease) in provisions	1,831	(308)
Increase/(decrease) in deferred consideration	10,000	—
Net cash outflows used in operations	(38,704)	(54,824)